Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Counter-party and Cash Collateral Netting(1)	Total

June 30, 2020:
Assets
Derivative assets:
Interest rate derivatives - floors	$—	$425	$—	$—	$425	(2)
Interest rate derivatives - caps	—	40	—	—	40	(2)
Credit default swaps	—	(1,154)	—	2,541	1,387	(2)
	—	(689)	—	2,541	1,852
Non-derivative assets:
Equity securities	1,819	—	—	—	1,819	(3)
Total	$1,819	$(689)	$—	$2,541	$3,671
Liabilities
Derivative liabilities:
Credit default swaps	—	(820)	—	600	(220)	(4)
Net	$1,819	$(1,509)	$—	$3,141	$3,451

December 31, 2019:
Assets
Derivative assets:
Interest rate derivatives - floors	$—	$42	$—	$257	$299	(2)
Interest rate derivatives - caps	—	47	—	—	47	(2)
Credit default swaps	—	(1,579)	—	2,924	1,345	(2)
	—	(1,490)	—	3,181	1,691
Non-derivative assets:
Equity securities	14,591	—	—	—	14,591	(3)
Total	$14,591	$(1,490)	$—	$3,181	$16,282
Liabilities
Derivative liabilities:
Credit default swaps	—	(1,092)	—	1,050	(42)	(4)
Net	$14,591	$(2,582)	$—	$4,231	$16,240
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(1)	Represents net cash collateral posted between us and our counterparties.

(2)	Reported net as “derivative assets, net” in our consolidated balance sheets.

(3)	Reported as “marketable securities” in our consolidated balance sheets.
(4)
Reported net as “derivative liabilities, net” in our consolidated balance sheets.

The following table presents our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Counter-party and Cash Collateral Netting (1)	Total
December 31, 2019:
Assets
Derivative assets:
Interest rate derivatives – floors	$—	$42	$—	$257	$299	(2)
Interest rate derivatives – caps	—	47	—	—	47	(2)
Credit default swaps	—	(1,579)	—	2,924	1,345	(2)
	—	(1,490)	—	3,181	1,691
Non-derivative assets:
Equity securities	14,591	—	—	—	14,591	(3)
Total	$14,591	$(1,490)	$—	$3,181	$16,282
Liabilities
Derivative liabilities:
Credit default swaps	—	(1,092)	—	1,050	(42)	(4)
Net	$14,591	$(2,582)	$—	$4,231	$16,240

December 31, 2018:
Assets
Derivative assets:
Interest rate derivatives – floors	$—	$255	$—	$208	$463	(2)
Interest rate derivatives – caps	—	601	—	—	601	(2)
Credit default swaps	—	520	—	812	1,332	(2)
	—	1,376	—	1,020	2,396
Non-derivative assets:
Equity securities	21,816	—	—	—	21,816	(3)
Total	$21,816	$1,376	$—	$1,020	$24,212
Liabilities
Derivative liabilities:
Credit default swaps	—	—	—	(50)	(50)	(4)
Net	$21,816	$1,376	$—	$970	$24,162
_________________________

(1)	Represents net cash collateral posted between us and our counterparties.

(2)	Reported net as “derivative assets, net” in our consolidated balance sheets.

(3)	Reported as “marketable securities” in our consolidated balance sheets.
(4)
Reported net as “derivative liabilities, net” in our consolidated balance sheets.

Effect of Fair Value Measured Assets and Liabilities on Consolidated Statements of Operations
The following tables summarize the effect of fair value measured assets and liabilities on the consolidated statements of operations (in thousands):

	Gain (Loss) Recognized in Income
	Three Months Ended June 30,
	2020		2019
Assets
Derivative assets:
Interest rate derivatives - floors	$386		$2,115
Interest rate derivatives - caps	(18)		(472)
Credit default swaps	(2,005)	(4)	(257)	(4)
	(1,637)		1,386
Non-derivative assets:
Equity	483		618
Total	(1,154)		2,004
Liabilities
Derivative liabilities:
Credit default swaps	(1,171)	(4)	(135)	(4)
Net	$(2,325)		$1,869

Total combined
Interest rate derivatives - floors	$3,386		$2,340
Interest rate derivatives - caps	(18)		(472)
Credit default swaps	(3,176)		(392)
Unrealized gain (loss) on derivatives	192	(1)	1,476	(1)
Realized gain (loss) on interest rate floors	(3,000)	(2)	(225)	(2)
Unrealized gain (loss) on marketable securities	479	(3)	598	(3)
Realized gain (loss) on marketable securities	4	(2)	20	(2)
Net	$(2,325)		$1,869
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(1)	Reported as “unrealized gain (loss) on derivatives” in our consolidated statements of operations.

(2)	Included in “other income (expense)” in our consolidated statements of operations.

(3)	Reported as “unrealized gain (loss) on marketable securities” in our consolidated statements of operations.

(4)	Excludes costs of $272 and $271 for the three months ended June 30, 2020 and 2019, respectively, included in “other income (expense)” associated with credit default swaps.

	Gain (Loss) Recognized in Income
	Six Months Ended June 30,
	2020		2019
Assets
Derivative assets:
Interest rate derivatives - floors	$763		$1,919
Interest rate derivatives - caps	(70)		(1,114)
Credit default swaps	425	(4)	(1,790)	(4)
	1,118		(985)
Non-derivative assets:
Equity	1,110		1,422
Total	2,228		437

Liabilities
Derivative liabilities:
Credit default swaps	271	(4)	(921)	(4)
Net	$2,499		$(484)

Total combined
Interest rate derivatives - floors	$3,988		$2,307
Interest rate derivatives - caps	(70)		(1,114)
Credit default swaps	696		(2,711)
Unrealized gain (loss) on derivatives	4,614	(1)	(1,518)	(1)
Realized gain (loss) on options on interest rate floors	(3,225)	(2)	(388)	(2)
Unrealized gain (loss) on marketable securities	(998)	(3)	1,406	(3)
Realized gain (loss) on marketable securities	2,108	(2)	16	(2)
Net	$2,499		$(484)

____________________________________

(1)	Reported as “unrealized gain (loss) on derivatives” in our consolidated statements of operations.

(2)	Included in “other income (expense)” in our consolidated statements of operations.

(3)	Reported as “unrealized gain (loss) on marketable securities” in our consolidated statements of operations.
(4)
Excludes costs of $540 and $537 for the six months ended June 30, 2020 and 2019, respectively, included in “other income (expense)” associated with credit default swaps.

The following tables summarize the effect of fair value measured assets and liabilities on the consolidated statements of operations (in thousands):

	Gain (Loss) Recognized in Income
	Year Ended December 31,
	2019		2018		2017
Assets
Derivative assets:
Interest rate derivatives - floors	$(438)		$(488)		$(2,435)
Interest rate derivatives - caps	(1,666)		(2,678)		(758)
Credit default swaps	(2,098)	(4)	703	(4)	(4,201)	(4)
Options on futures contracts	—		—		(116)
Non-derivative assets:
Equity	1,980		(924)		(3,678)
Total	(2,222)		(3,387)		(11,188)
Liabilities
Derivative liabilities:
Credit default swaps	(1,092)		285		—
Net	$(3,314)		$(3,102)		$(11,188)

Total combined
Interest rate derivatives - floors	$362		$(488)		$(2,435)
Interest rate derivatives - caps	(1,666)		(2,678)		(758)
Credit default swaps	(3,190)		988		(36)
Options on futures contracts	—		—		427
Total derivatives	(4,494)	(1)	(2,178)	(1)	(2,802)	(1)
Realized gain (loss) on credit default swaps	—	(2) (4)	—	(2) (4)	(4,165)	(2) (4)
Realized gain (loss) on options on futures contracts	(800)	(2)	—	(2)	(543)	(2)
Unrealized gain (loss) on marketable securities	1,896	(3)	(1,013)	(3)	(4,649)	(3)
Realized gain (loss) on marketable securities	84	(2)	89	(2)	971	(2)
Net	$(3,314)		$(3,102)		$(11,188)
_________________________

(1)	Reported as “unrealized gain (loss) on derivatives” in our consolidated statements of operations.

(2)	Included in “other income (expense)” in our consolidated statements of operations.

(3)	Reported as “unrealized gain (loss) on marketable securities” in our consolidated statements of operations.
(4)
Excludes costs of $1,077, $1,045 and $1,036 in 2019, 2018 and 2017, respectively, included in “other income (expense)” associated with credit default swaps.